OTHER ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Assets [Abstract]
Lease costs, net	$ 2,045	$ 1,730
Value added tax and general sales tax receivables, net	2,915	2,994
Other assets	4,010	1,844
Total other assets	$ 8,970	$ 6,568